Prepaid Expenses and Other Current Assets (Tables)	3 Months Ended
Mar. 31, 2013
Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following at December 31, 2011 and 2012 and March 31, 2013:

	December 31,		March 31, 2013
	2011	2012
			(unaudited)
Deferred commission costs	$3,472	$4,602	$4,964
Prepaid taxes	—	1,962	952
Rebate receivable	—	766	607
Capitalized costs of in-vehicle devices owned by customers	436	595	854
Prepaid subscription service fees	689	425	339
Prepaid software license fees and support	177	382	326
Other	651	1,639	1,832

Total	$5,425	$10,371	$9,874